Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Cumulative net operating loss carryforwards	$ 173,300,000
Amount available to reduce federal and state taxable income	67,300,000
Federal tax credit carryforwards	5,000,000
State tax credit carryforwards	5,200,000
Period for utilization of net operating loss and tax credit carryforwards upon cumulative changes in ownership	1 year
Period of cumulative changes in ownership	3 years
Cumulative changes in ownership	50.00%
Federal corporate tax rate	(34.00%)	(34.00%)	(34.00%)
Unrecognized tax benefits from uncertain tax	0	0
Years under income tax examination	tax examinations for years before 2009
Period of material changes in unrecognized tax positions	12 months
Effect of the change in the tax law	500,000
Federal [Member]
Income Taxes (Additional Textual) [Abstract]
Operating loss carryforwards expiration year	2032
Deductions related to the exercise of stock options	1,900,000
Tax credit carryforward expiration year	2032
State [Member]
Income Taxes (Additional Textual) [Abstract]
Operating loss carryforwards expiration year	2032
Deductions related to the exercise of stock options	$ 1,600,000
Tax credit carryforward expiration year	2027